Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
(26) Earnings (Loss) Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2013, 2012 and 2011 have been calculated as follows:

	2013		2012	2011
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	(58,971)	(9,741)	(54,427)	21,081

Weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(4.51)	(0.74)	(4.17)	1.61